Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Expense) Benefit
"Income tax (expense) benefit" in the Consolidated Statements of Income consists of the following:

	December 31,
(In thousands)	2012	2011	2010
Current:
U.S. Federal	$—	$—	$1,300
U.S. State and local	(1,353)	(1,564)	1,354
International	(13,569)	(11,036)	437
Total current tax (expense) benefit	$(14,922)	$(12,600)	$3,091
Deferred:
U.S. Federal	$(82,098)	$90,148	$—
U.S. State and local	(6,456)	7,261	33
International	(1,763)	(2,609)	(1,524)
Total deferred tax (expense) benefit	$(90,317)	$94,800	$(1,491)
Total (expense) benefit for income taxes	$(105,239)	$82,200	$1,600

Schedule of Deferred Income Taxes
The components of deferred income taxes included on the Consolidated Balance Sheets are as follows:

	December 31,
(In thousands)	2012	2011
Deferred tax benefits:
Net operating loss carryforwards	$231,326	$196,114
Other tax carryforwards	3,065	1,768
Employee benefits	30,040	30,489
Accrued expenses	25,201	24,840
Depreciation and amortization	20,193	15,935
Other	5,067	2,544
Total deferred tax assets	314,892	271,690
Valuation allowance	(246,425)	(104,256)
Deferred tax assets, net of valuation allowance	$68,467	$167,434
Deferred tax liabilities:
Depreciation and amortization	(4,097)	—
Growing crops	(18,331)	(17,379)
Trademarks	(127,533)	(136,696)
Discount on Convertible Notes	(18,285)	(22,017)
Other	(2,606)	(4,397)
Total deferred tax liabilities	(170,852)	(180,489)
Net deferred tax liabilities	$(102,385)	$(13,055)
Deferred taxes are included in the following captions in the Consolidated Balance Sheets:

	December 31,
(In thousands)	2012	2011
Other current assets	$7,406	$26,685
Investments and other assets, net	1,837	3,508
Deferred income	—	—
Deferred tax liabilities	(111,628)	(43,248)
Net deferred tax liability	$(102,385)	$(13,055)

Schedule of Effective Income Tax Benefit Reconciliation
"Income tax (expense) benefit" differs from income taxes computed at the U.S. federal statutory rate for the following reasons:

(In thousands)	2012	2011	2010
Income tax (expense) benefit computed at U.S. federal statutory rate	$104,228	$8,882	$(20,658)
State income taxes, net of federal benefit	(5,076)	(856)	(1,149)
Impact of foreign operations	(15,100)	(9,750)	(25,508)
Change in valuation allowance	(133,135)	85,375	38,794
Goodwill	(52,500)	—	—
Tax contingencies	(2,230)	(1,167)	9,764
Other	(1,426)	(284)	357
Income tax (expense) benefit	$(105,239)	$82,200	$1,600

Schedule of Unrecognized Tax Benefits Roll Forward
A summary of the activity for the company’s unrecognized tax benefits follows:

(In thousands)	2012	2011	2010
Balance as of beginning of the year	$6,308	$10,295	$15,825
Additions of tax positions of prior years	3,815	4,955	—
Settlements	—	(5,843)	—
Reductions due to lapse of the statute of limitations	(4,196)	(3,054)	(4,715)
Foreign currency exchange change	(2)	(45)	(815)
Balance as of end of the year	$5,925	$6,308	$10,295

Summary of Income Tax Examinations
The following tax years remain subject to examinations by major tax jurisdictions:

Tax Years
Tax Jurisdiction:
United States	2008 – current
Germany	2001 – current
Italy	2007 – current
Netherlands	2006 – current
Switzerland	2008 – current